SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			12 Months Ended
	Jun. 25, 2022 USD ($)	Jun. 25, 2022 CNY (¥)	Dec. 31, 2023 USD ($) Segments	Dec. 31, 2023 CNY (¥) Segments	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Description of foreign currency translation adjustment			Consolidated Balance Sheets amounts, with the exception of equity, on December 31, 2023 and 2022 were translated at RMB7.0999 to $1.00 and RMB6.8972 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to Consolidated Statements of Operations and Comprehensive Income and Cash Flows for the years ended December 31, 2023 and 2022 were RMB7.0809 to $1.00 and RMB6.7290 to $1.00, respectively.	Consolidated Balance Sheets amounts, with the exception of equity, on December 31, 2023 and 2022 were translated at RMB7.0999 to $1.00 and RMB6.8972 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to Consolidated Statements of Operations and Comprehensive Income and Cash Flows for the years ended December 31, 2023 and 2022 were RMB7.0809 to $1.00 and RMB6.7290 to $1.00, respectively.
Inventory write-down			$ 0		$ 0
Amortization of intangible assets			468,781		184,856	$ 15,467
Proceed from sale of investment					1,500,966
Long term investments			0		0	1,569,218
Advances from customers			1,555,424		159,844
Revenues from the contract liabilities			135,002		205,963
Research and development expense			262,375		227,555	$ 53,139
Underpayment of taxes			$ 14,498	¥ 100,000
Number of operating segments | Segments			2	2
Cost of Sales [Member]
Product warranty claims and cost			$ 35,401		56,530
Beijing LOBO [Member]
Investments in equity securities							$ 1,569,218	¥ 10,000,000
Equity Method Investment, Ownership Percentage	48.17%	48.17%	100.00%				48.17%	48.17%
Proceed from sale of investment | ¥		¥ 10,100,000
Gain on sale of long term investments	$ 14,861
Computer Software, Intangible Asset [Member]
Estimated useful life			3 years
IPO [Member]
Deferred costs			$ 1,282,570		$ 797,403